Fair Value Of Financial Instruments (Fair Value Of Assets And Liabilities Measured On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	$ 2,446	$ 3,794
Long-term marketable securities	30,188	16,003
Derivatives	212	1,431
Contingent consideration	(1,038)
Total Assets	31,808	21,228
In Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments	2,446	3,794
Long-term marketable securities	30,188	16,003
Total Assets	32,634	19,797
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives	212	1,431
Total Assets	212	1,431
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments
Long-term marketable securities
Derivatives
Contingent consideration	(1,038)
Total Assets
Total Liabilities	$ (1,038)